Employee benefits - Changes in level 3 assets measured at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation
Fair value of plan assets at beginning of year	$ 685,823
Fair value of plan assets at end of year	799,935	$ 685,823
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation
Fair value of plan assets at beginning of year	5,092	4,758
Actual return on plan assets	0	0
Purchases, sales, issuance, settlements, paydowns and maturities (net)	(422)	334
Fair value of plan assets at end of year	$ 4,670	$ 5,092